UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

December 1, 2018 to December 31, 2018

Commission File Number of issuing entity: 333-224598-01

Central Index Key Number of issuing entity: 0001754377

VERIZON OWNER TRUST 2018-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Audrey Prashker, Esq.

908-559-5430

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way
Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Fixed Rate Class A-1a Notes	☐	☐	☒
Floating Rate Class A-1b Notes	☐	☐	☒
Fixed Rate Class B Notes	☐	☐	☒
Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2018-A is set forth in the monthly investor report relating to the January 22, 2019 distribution, which is attached as Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2018-A for the distribution period commencing on December 1, 2018 and ending on December 31, 2018. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 1, 2019 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Owner Trust 2018-A.

All of the receivables acquired by Verizon Owner Trust 2018-A after October 10, 2018 and on or before December 31, 2018 (the “2018 Additional Receivables”) were reviewed by Cellco Partnership to confirm that the 2018 Additional Receivables satisfied the requirements and tests set forth in the prospectus, dated October 2, 2018 (the “Prospectus”), under the headings “Receivables—Criteria for Selecting the Receivables” (as of the related cutoff date) and “Receivables—Pool Composition and Credit Enhancement Tests” (as of the related cutoff date). As of the related cutoff date, (i) all of the 2018 Additional Receivables satisfied the eligibility criteria set forth in the Prospectus under the heading “Receivables—Criteria for Selecting the Receivables” and (ii) the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2018-A on such date. In addition, as set forth in Sections XIII and XIV of the monthly investor report relating to the January 22, 2019 distribution, attached as Exhibit 99.1 to this Form 10-D, the Credit Enhancement Test and the Pool Composition Tests (each as defined in the Prospectus) were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2018-A as of December 31, 2018, which included 2018 Additional Receivables. Neither Verizon ABS LLC nor Cellco Partnership engaged a third party to assist with the review of the 2018 Additional Receivables.

Pursuant to the requirements of Items 1121(a) and 1121(b) of Regulation AB, (i) there are no material changes to the information provided in the Prospectus pursuant to Items 1110 and 1112 of Regulation AB and (ii) certain changes to the information provided in the Prospectus pursuant to Items 1111 of Regulation AB are provided in Section XVI of the monthly investor report relating to the January 22, 2019 distribution, attached as Exhibit 99.1 to this Form 10-D, and in the tables set forth below.

The following tables show the characteristics or distributions of some characteristics of the pool of receivables (including the 2018 Additional Receivables) (which are collectively referred to as the “Receivables”) as of December 31, 2018. The values and percentages in the following tables may not sum to total due to rounding. All percentages and averages are based on the aggregate principal balance of the Receivables as of December 31, 2018 unless otherwise stated.

Number of Receivables	3,801,217
Number of accounts	3,428,400
Aggregate original principal balance	$2,830,537,470.30
Aggregate principal balance	$1,911,037,625.79
Principal balance
Minimum	$0.01
Maximum	$1,849.99
Average	$502.74
Average monthly payment	$30.72
Weighted average remaining installments (in months)(1)	16.48
Weighted average FICO® Score(1)(2)(3)	711
Percentage of Receivables with obligors without a FICO® Score(3)	4.16%
Percentage of Receivables with obligors with a down payment(4)	6.52%
Percentage of Receivables with obligors with smart phones	97.46%
Percentage of Receivables with obligors with basic phones, tablets or watches	2.54%
Percentage of Receivables with obligors with upgrade eligibility(5)	56.11%
Percentage of Receivables with device insurance	48.03%
Percentage of Receivables with account level device insurance(6)	20.82%
Geographic concentration (Top 3 States)(7)
California	10.88%
New York	6.06%
Florida	5.58%
Weighted average customer tenure (in months)(1)(8)	98
Percentage of Receivables with monthly payments	100.00%
Percentage of Receivables with 0.00% APR	100.00%
Percentage of Receivables with 24 month original term	99.83%
Percentage of Receivables with 6 month original term	0.17%
Financing for wireless devices	100.00%
Unsecured Receivables	100.00%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of December 31, 2018.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated, with respect to each obligor, on or about the date on which the Receivable was originated.
(4)	Includes both voluntary and required down payments.
(5)	Comprised of obligors whose wireless devices are subject to Verizon Wireless’ current Annual Upgrade Program.
(6)	See “Origination and Description of Device Payment Plan Agreement Receivables—Insurance on Wireless Devices” in the Prospectus. Excludes Receivables with device insurance.
(7)	Based on the billing addresses of the obligors.
(8)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Geographic Concentration of the Receivables(1)

Geographic Concentration	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
California	403,951	$207,854,349.84	10.88%
New York	225,818	115,803,249.54	6.06
Florida	209,731	106,557,988.07	5.58
Texas	197,798	102,286,271.26	5.35
Ohio	185,634	90,349,603.15	4.73
North Carolina	170,910	85,454,356.22	4.47
New Jersey	143,798	73,315,623.66	3.84
Georgia	140,783	71,631,708.89	3.75
Pennsylvania	147,126	71,266,588.02	3.73
Michigan	131,814	64,787,315.04	3.39
Virginia	124,499	62,382,543.60	3.26
All other	1,719,355	859,348,028.50	44.97

Total	3,801,217	$1,911,037,625.79	100.00%

(1)	The table shows the states with concentrations greater than 3.0% of the aggregate principal balance of the Receivables as of December 31, 2018 based on the billing addresses of the obligors.

Distribution of the FICO® Score of the Receivables (1)

FICO® Score	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance	Percentage of Overall Device Payment Plan Portfolio(2)
No FICO® Score(3)	161,605	$79,468,297.01	4.16%	4.81%
250 - 599	544,103	283,937,247.66	14.86	16.94
600 - 649	411,401	213,171,658.38	11.15	11.53
650 - 699	526,976	271,130,829.21	14.19	13.90
700 - 749	596,962	303,437,448.98	15.88	15.11
750 or greater	1,560,170	759,892,144.55	39.76	37.71

Total	3,801,217	$1,911,037,625.79	100.00%	100.00%

(1)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(2)

Represents the aggregate principal balance of device payment plan agreements in the device payment plan portfolio in each FICO® Score Range as a percentage of the aggregate principal balance of the device payment plan portfolio as of December 31, 2018.

(3)	Represents Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.

Distribution of the Customer Tenure of the Receivables(1)

Customer Tenure	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Less than 7 months	498,663	$242,269,974.60	12.68%
7 months to less than 12 months	83,941	43,939,921.25	2.30
12 months to less than 24 months	210,810	113,355,267.90	5.93
24 months to less than 36 months	229,585	117,913,233.10	6.17
36 months to less than 48 months	220,682	113,351,451.67	5.93
48 months to less than 60 months	206,820	106,011,395.80	5.55
60 months or greater	2,350,716	1,174,196,381.47	61.44

Total	3,801,217	$1,911,037,625.79	100.00%

(1)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Distribution of the Monthly Payment on the Receivables

Monthly Payment	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
$0.01 - $15.00	434.338	$67,994,010.59	3.56%
$15.01 - $20.00	212,828	61,780,211.81	3.23
$20.01 - $25.00	233,754	85,068,631.26	4.45
$25.01 - $30.00	769,922	355,261,529.56	18.59
$30.01 - $35.00	942,621	508,529,189.70	26.61
$35.01 - $40.00	620,692	389,033,542.73	20.36
$40.01 - $45.00	333,602	239,963,401.87	12.56
Greater than $45.00	253,460	203,407,108.27	10.64

Total	3,801,217	$1,911,037,625.79	100.00%

Distribution of the Remaining Installments on the Receivables

Remaining Installments	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
24 months	6,112	$4,425,460.33	0.23%
23 months	54,800	40,685,260.31	2.13
22 months	120,478	87,991,896.77	4.60
21 months	105,804	79,373,678.66	4.15
20 months	67,457	44,163,059.23	2.31
19 months	336,338	195,729,190.87	10.24
18 months	624,378	352,958,502.92	18.47
17 months	543,790	295,248,444.04	15.45
16 months	413,988	217,095,695.28	11.36
15 months	343,229	170,322,866.54	8.91
14 months	247,596	114,481,236.92	5.99
13 months	191,842	81,336,504.14	4.26
12 months	163,238	64,218,649.58	3.36
11 months	161,572	59,286,327.49	3.10
10 months	103,625	33,532,961.40	1.75
9 months	82,647	22,922,775.93	1.20
8 months	48,791	11,681,302.39	0.61
7 months	35,521	7,177,425.10	0.38
6 months	28,384	5,193,323.48	0.27
5 months	24,037	3,823,369.69	0.20
4 months	19,163	2,892,246.85	0.15
3 months	15,729	2,179,803.70	0.11
2 months	12,608	1,177,951.92	0.06
1 month	12,505	1,078,827.06	0.06
0 months	37,585	12,060,865.19	0.63

Total	3,801,217	$1,911,037,625.79	100.00%

Distribution of the Last Payment Type on the Receivables

Last Payment Type	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Credit or Debit Card	1,746,978	$901,711,488.87	47.18%
ACH	1,138,817	569,075,944.82	29.78
Direct Debit	560,112	284,330,979.31	14.88
Check	276,304	117,033,915.85	6.12
Cash or Other(1)	79,006	38,885,296.94	2.05

Total	3,801,217	$1,911,037,625.79	100.00%

(1)	Includes payments received in the form of cash and Verizon-specific gift cards or through an indirect agent.

Item 2. Legal Proceedings.

The following three paragraphs are disclosures received from U.S. Bank National Association (“U.S. Bank”), which serves as the indenture trustee and note paying agent under the indenture for the Verizon Owner Trust 2018-A transaction.

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank, in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities (“RMBS”) trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee’s purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above. Previously, U.S. Bank disclosed that the most substantial case was: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 770 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S. Bank National Association, No. 14-cv-9401 (S.D.N.Y.) (collectively, the “BlackRock cases”). U.S. Bank has entered into a settlement agreement that will resolve the BlackRock cases following approval of the dismissals by the applicable court. Some of the trusts implicated in the aforementioned BlackRock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

PART II — OTHER INFORMATION

Item 10. Exhibits.

Exhibit 99.1	Monthly investor report relating to the January 22, 2019 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 5, 2019

VERIZON OWNER TRUST 2018-A
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer